Financial Instruments (Hedging Activities Effect on Condensed Consolidated Statements of Earnings and Other Comprehensive Earnings) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Derivative (gains)/losses transferred to earnings		$ (235)	$ (22)	$ 18
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative		206	99	(5)
Foreign Exchange Contract [Member] | Net revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings		319	66	(17)
Foreign Exchange Contract [Member] | Cost of sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings		6	19	34
Foreign Exchange Contract [Member] | Marketing, administration and research costs [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings		1	0	0
Foreign Exchange Contract [Member] | Operating income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings		326	85	17
Foreign Exchange Contract [Member] | Interest expense, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings		(53)	(46)	19
Foreign Exchange Contract [Member] | Earnings before income taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings		273	39	36
Foreign Exchange Contract [Member] | Provision for Income Taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings		(32)	(2)	(11)
Foreign Exchange Contract [Member] | Net Earnings Attributable to Parent [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings		241	37	25
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Net revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings		319	66	(17)
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Cost of sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings		6	19	34
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Marketing, administration and research costs [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings		0	0	0
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Operating income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings		325	85	17
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Interest expense, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings		(56)	(60)	(37)
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Earnings before income taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings		269	25	(20)
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Provision for Income Taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings		(34)	(3)	2
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Net Earnings Attributable to Parent [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings		235	22	(18)
Foreign Exchange Contract [Member] | Net Investment Hedging [Member] | Interest expense, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative (gains)/losses transferred to earnings		0	0	0
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings		4	14	56
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Net revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings		0	0	0
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Cost of sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings		0	0	0
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Marketing, administration and research costs [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	0	1	0	0	0
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Operating income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings		1	0	0
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Interest expense, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings		3	14	56
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Earnings before income taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings		4	14	56
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Provision for Income Taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings		2	1	(13)
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Net Earnings Attributable to Parent [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings		6	15	43
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative (gains)/losses transferred to earnings		(235)	(22)	18
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative		206	99	(5)
Net impact on equity		(29)	77	13
Cumulative translation adjustment		(52)	(14)	2
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member] | Income Tax Expense Benefit [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative (gains)/losses transferred to earnings		34	3	(2)
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative		(30)	(14)	(1)
Net impact on equity		4	(11)	(3)
Cumulative translation adjustment		27	5	0
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative (gains)/losses transferred to earnings		(269)	(25)	20
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative		236	113	(4)
Net impact on equity		(33)	88	16
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member] | Net Investment Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cumulative translation adjustment		$ (79)	$ (19)	$ 2